North Square Preferred and Income Securities Fund
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

Number of Shares		Value
	PREFERRED STOCK - 4.6%
	FINANCIALS - 4.6%
	Banks - 4.6%
	KeyCorp
80,000	6.200% (5 Year CMT Rate + 3.132%), 12/15/2170 *1	$1,998,400
	TOTAL FINANCIALS	1,998,400

	TOTAL PREFERRED STOCK
	(Cost $2,000,000)	1,998,400
Principal Amount
	CORPORATE BONDS - 93.0%
	CONSUMER DISCRETIONARY - 3.4%
	Automobiles - 3.4%
	General Motors Financial Co., Inc.
900,000	5.700% (5 Year CMT Rate + 4.997%), 09/30/2169 [1]	838,610
700,000	5.750% (3 Month LIBOR USD + 3.598%), 03/30/2166 [1]	618,625
	TOTAL CONSUMER DISCRETIONARY	1,457,235

	FINANCIALS - 81.8%
	Banks - 53.5%
	Bank of America Corp.
1,000,000	6.300% (3 Month LIBOR USD + 4.553%), 12/29/2049 [1]	1,023,750
	Barclays Plc
1,000,000	7.750% (5 Year Swap Rate USD + 4.842%), 12/15/2163 [1,2]	979,840
200,000	8.000% (5 Year CMT Rate + 5.672%), 09/15/2164 [1,2]	197,070
	Citigroup Inc.
1,000,000	5.000% (SOFR + 3.813%), 03/30/2025 [1]	932,600
600,000	5.350% (3 Month LIBOR USD + 3.466%), 04/29/2049 [1]	572,841
	CoBank ACB
1,000,000	6.450% (5 Year CMT Rate + 3.487%), 01/01/2171 [1]	1,020,000
	HSBC Holdings Plc
1,500,000	4.600% (5 Year CMT Rate + 3.649%), 12/17/2166 [1,2]	1,182,019
	Huntington Bancshares Inc.
2,500,000	5.700% (3 Month LIBOR USD + 2.880%), 07/15/2171 [1]	2,246,875
	JPMorgan Chase & Co.
1,000,000	6.750% (3 Month LIBOR USD + 3.780%), 01/29/2050 [1]	1,006,701
	Lloyds Banking Group Plc
1,000,000	7.500% (5 Year Swap Rate USD + 4.760%), 04/30/2049 [1,2]	990,130
	M&T Bank Corp.
1,700,000	3.500% (5 Year CMT Rate + 2.679%), 03/01/2027 [1]	1,369,953
	PNC Financial Services Group Inc.
1,000,000	6.460% (3 Month LIBOR USD + 3.678%), 07/29/2049 [1]	994,976
1,000,000	6.200% (5 Year CMT Rate + 3.238%), 12/15/2170 [1]	987,400
	Societe Generale SA
1,000,000	7.875% (5 Year Swap Rate USD + 4.979%), 12/29/2049 [1,2]	992,694
	Standard Chartered Plc
1,000,000	7.750% (5 Year CMT Rate + 4.976%), 02/15/2171 [1,2,3]	972,900
1,000,000	7.750% (5 Year Swap Rate USD + 5.723%), 12/29/2049 [1,2]	1,004,054
	SVB Financial Group
1,000,000	4.000% (5 Year CMT Rate + 3.202%), 11/15/2169 [1]	810,093
	Truist Financial Corp.
2,000,000	5.100% (10 Year CMT Rate + 4.349%), 03/01/2061 [1]	1,905,000
	US Bancorp
2,000,000	5.300% (3 Month LIBOR USD + 2.914%), 04/15/2099 [1]	1,785,000
	Wells Fargo & Co.
2,200,000	5.900% (3 Month LIBOR USD + 3.110%), 12/29/2049 [1]	2,075,153
		23,049,049

	Capital Markets - 16.4%
	Charles Schwab Corp.
500,000	5.000% (5 Year CMT Rate + 3.256%), 06/01/2170 [1]	466,080
500,000	5.000% (3 Month LIBOR USD + 2.575%), 06/01/2171 [1]	421,833
	Credit Suisse Group AG
500,000	5.250% (5 Year CMT Rate + 4.889%), 08/11/2027 [1,2]	377,120
1,000,000	7.250% (5 Year Mid Swap Rate USD + 4.332%), 03/12/2166 [1,2]	825,393
	Goldman Sachs Group Inc.
1,250,000	3.650% (5 Year CMT Rate + 2.915%), 02/10/2171 [1]	1,016,250
	Morgan Stanley
2,000,000	5.300% (3 Month LIBOR USD + 3.160%), 03/15/2171 [1]	1,900,000
	State Street Corp.
2,200,000	5.625% (3 Month LIBOR USD + 2.539%), 12/15/2170 [1]	2,051,500
		7,058,176

	Consumer Finance - 9.3%
	Ally Financial Inc.
1,000,000	4.700% (7 Year CMT Rate + 3.481%), 11/15/2169 [1]	779,332
	American Express Co.
1,000,000	3.550% (5 Year CMT Rate + 2.854%), 12/15/2026 [1]	861,250
	Capital One Financial Corp.
1,000,000	3.950% (5 Year CMT Rate + 3.157%), 12/01/2170 [1]	851,761
	Discover Financial Services
1,750,000	5.500% (3 Month LIBOR USD + 3.076%), 04/30/2028 [1]	1,514,691
		4,007,034

	Insurance - 2.6%
	PROGRESSIVE Corp.
1,200,000	5.375%, 09/15/2023 [1]	1,116,000
	TOTAL FINANCIALS	35,230,259

	INDUSTRIALS - 4.8%
	Industrial Conglomerates - 4.8%
	General Electric Co.
2,200,000	5.159% (3 Month LIBOR USD + 3.330%), 09/15/2169 [1]	2,088,900
	TOTAL INDUSTRIALS	2,088,900

	UTILITIES - 3.0%
	Multi-Utilities - 3.0%
	Dominion Energy Inc.
1,400,000	4.350% (5 Year CMT Rate + 3.195%), 04/15/2167 [1]	1,275,108
	TOTAL UTILITIES	1,275,108

	TOTAL CORPORATE BONDS
	(Cost $41,877,806)	40,051,502

	SHORT-TERM INVESTMENT - 3.4%
1,453,345	First American Treasury Obligations Fund - Class X, 2.14% [4]	1,453,345
	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,453,345)	1,453,345

	TOTAL INVESTMENTS - 101.0%
	(Cost $45,331,151)	43,503,247
	Liabilities in Excess of Other Assets - (1.0)%	(431,473)
	TOTAL NET ASSETS - 100.0%	$43,071,774

CMT - Constant Maturity Rate
LIBOR - London Inter-bank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

*	Non-Income producing security
[1]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2022.
[2]	Foreign security denominated in U.S. Dollars.
[3]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At August 31, 2022, the value of these securities total $972,900 which represents 2.26% of total net assets.

[4]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Preferred and Income Securities Fund
SUMMARY OF INVESTMENTS
August 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Preferred Stock
Financials	4.6%
Total Preferred Stock	4.6%
Corporate Bonds
Financials	81.8%
Industrials	4.8%
Consumer Discretionary	3.4%
Utilities	3.0%
Total Corporate Bonds	93.0%
Short-Term Investment	3.4%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Total Net Assets	100.0%

North Square Preferred and Income Securities Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of August 31, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Preferred Stock[1]	$1,998,400	$-	$-	$1,998,400
Corporate Bonds[1]	-	40,051,502	-	40,051,502
Short-Term Investment	1,453,345	-	-	1,453,345
Total Investments	$3,451,745	$40,051,502	$-	$43,503,247

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.